Note 8 - Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based compensation expense	$ 112	$ 10
General and Administrative Expense [Member]
Share-based compensation expense	99	10
Research and Development Expense [Member]
Share-based compensation expense	$ 13